Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Other Intangible Assets

Other intangible assets consisted of the following:

December 31, 2014	Gross Cost	Accumulated Amortization	Net Cost
Technologies & licences	619	(519)	100
Contractual customer relationships	4	(4)	—
Purchased software	373	(302)	71
Construction in progress	22	—	22
Other intangible assets	66	(66)	—

Total	1,084	(891)	193

December 31, 2013	Gross Cost	Accumulated Amortization	Net Cost
Technologies & licences	621	(489)	132
Contractual customer relationships	5	(5)	—
Purchased software	338	(290)	48
Construction in progress	37	—	37
Other intangible assets	66	(66)	—

Total	1,067	(850)	217

Estimated Amortization Expense of Existing Intangible Assets	The estimated amortization expense of the existing intangible assets for the following years is:

Year
2015	64
2016	54
2017	36
2018	19
2019	10
Thereafter	10

Total	193